Stockholders' Equity - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 14, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		950,000	950,000	950,000,000	950,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued		84,254	84,254	65,772,001	65,742,883
Common stock, shares, outstanding		84,254	84,254	65,772,001	65,742,883
Common stock, voting rights				one vote
Share based compensation arrangement by share-based payment award, terms of award	10
Share based compensation arrangement by share-based payment award, award requisite service period			90 days
Common stock, capital shares reserved for future issuance		9,907	9,907
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition			3 years 3 months 18 days
Common Stock and Preferred Stock Shares Authorized		1,000,000	1,000,000
Preferred Stock, Shares Authorized		50,000	50,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Sharebased compensation arrangement share options granted during period		0
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent	100.00%
BRPC II [Member] | Common Stock Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum Number of Common Stock Issuable	200,000
Agreement Period	24 months
Common stock issuance discount rate	3.00%
Percentage of common stock outstanding which can be issued	19.99%
Stock Issued During Period, Shares, New Issues			85
Issuance Costs			$ 272,000
Stock issued during period, shares, other			0
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant	$ 11.5
Number of warrants or rights outstanding		29,483	29,483
Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant	11.5
Number of warrants or rights outstanding		16,400	16,400
PIPE Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant	$ 12.5
Number of warrants or rights outstanding	2,052
Class of warrants and rights issued during the period	2,052
Class of warrants and rights issued, price per warrant	$ 10
Number of securities into which each warrant or right may be converted	1
PIPE Units [Member] | Share Price Equal Or Exceeds Twenty Dollar Per Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 20
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award			10	10
Share based compensation arrangement by share-based payment award, award requisite service period				90 days
Common stock, capital shares reserved for future issuance		12,642	12,642	12,642,364
Number of shares issued under share-based payment arrangement				375,546
Total intrinsic value of stock options exercised				$ 28,000	$ 1,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value				273,000	$ 9,000
Share based payment arrangement, nonvested award, cost not yet recognized				$ 404,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				9 months 18 days
Share based compensation arrangement share options granted fair value per share				$ 2.5	$ 1.73
Sharebased compensation arrangement share options granted during period				3,609,610	1,393,713
Options granted, Weighted- Average Exercise Price Per Share				$ 2.43	$ 1.73
Share-based compensation arrangement by share-based payment award, options outstanding number				10,056,990	8,473,849	8,558,849
2008 Stock Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period			2 years	2 years
2008 Stock Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, award vesting period			4 years	4 years
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award				10
Share based compensation arrangement by share-based payment award, award vesting period				4 years
Common stock, capital shares reserved for future issuance				16,378,888
Number of shares issued under share-based payment arrangement				5,749,559
Total intrinsic value of stock options exercised				$ 54,000	$ 29,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value				859,000	$ 42,000
Share based payment arrangement, nonvested award, cost not yet recognized		$ 9,164,000	$ 9,164,000	$ 4,436,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				3 years 3 months 18 days
Share based compensation arrangement share options granted fair value per share				$ 1.14
Sharebased compensation arrangement share options granted during period			3,875	4,707,235	0
Options granted, Weighted- Average Exercise Price Per Share			$ 2.62	$ 1.77	$ 0
Share-based compensation arrangement by share-based payment award, options outstanding number		14,216	14,216	10,372,865	5,731,145	6,000,484
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	9,900
Common stock capital shares reserved for future issuance increase	15,000
2022 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award	27
Common stock, capital shares reserved for future issuance	990
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent	85.00%
Executive Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased compensation arrangement share options granted during period			0
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent	110.00%
Percentage of Shareholding	10.00%
Dividend Declared [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable				$ 0